Pensions and Other Post-Employment Benefits - Summary of Fair Value of the Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Plan Assets [Abstract]
Equity Funds	$ 59	$ 70
Fixed Income Funds	35	29
Listed Infrastructure Funds	9
Non-Invested Assets	2	12
Cash and Cash Equivalents	2	2
Total fair value	$ 107	$ 113